Net Loss Per Share (Details) - $ / shares			12 Months Ended
	Nov. 29, 2023	Apr. 21, 2022	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
Net Loss Per Share [Line Items]
Exercise of dilutive ordinary shares			267,302	552,086	43,366
Conversion of convertible shares issued			5,824,850
Antidilutive shares			3,894,660	11,979,941	12,240,358
Ordinary shares		1
Shares price par value (in Dollars per share)	$ 0.024
Prior Warrants [Member]
Net Loss Per Share [Line Items]
Conversion of redeemable preferred shares				9,736	9,736
New Warrants [Member]
Net Loss Per Share [Line Items]
Warrants exercise shares issuable			23,663	23,663	23,663
Ucommune International Ltd [Member]
Net Loss Per Share [Line Items]
Ordinary shares	12
Shares price par value (in Dollars per share)		$ 0.002